Document and Entity Information	12 Months Ended
Dec. 31, 2014
Entity Registrant Name	YY Inc.
Entity Central Index Key	0001530238
Document Type	20-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Class A common shares [Member]
Entity Common Stock, Shares Outstanding	706,173,568
Class B common shares [Member]
Entity Common Stock, Shares Outstanding	427,352,696